INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 13 - INCOME TAXES

Income tax expense included in the consolidated statements of operations is summarized as follows:

	Years Ended December 31,
	2011	2010
Currently payable:
Federal	$(23,146)	$184,640
State	13,631	21,150
Total current	(9,515)	205,790
Deferred income tax benefit	(9,598)	(153,660)
Income tax expense (benefit)	$(19,113)	$52,130

The components of deferred tax assets and deferred tax liabilities are as follows:

	Years Ended December 31,
	2011	2010
Deferred tax assets:
Allowance for loan losses	$399,251	$498,604
Deferred compensation	148,390	146,781
Capital loss carryforward	72,058	72,058
Nonaccrual loan interest income	225,482	164,355
Securities available-for-sale	-	34,106
Federal tax credits	67,403	67,403
Other	61,877	9,328
Total deferred tax assets	974,461	992,635
Less, valuation allowance	(70,358)	(70,358)
Net deferred tax assets	904,103	922,277

Deferred tax liabilities:
Securities available-for-sale	178,257	-
Accumulated depreciation	170,918	165,537
Other	54,492	53,539
Total deferred tax liabilities	403,667	219,076
Net deferred tax asset recognized	$500,436	$703,201

Deferred tax assets represent the future tax benefit of deductible differences and, if it is more likely than not that a tax asset will not be realized, a valuation allowance is required to reduce the recorded deferred tax assets to net realizable value. As of December 31, 2011, management has determined that it is more likely than not that the total deferred tax asset will be realized except for the deferred tax asset associated with the capital loss carryforward and, accordingly, has established a valuation allowance only for this item. Net deferred tax assets are included in other assets at December 31, 2011 and 2010.

A reconciliation between the income tax expense and the amount computed by applying the Federal statutory rate of 34% to income before income taxes follows:

	Years Ended December 31,
	2011	2010
Tax expense at statutory rate	$96,489	$173,924
State income tax, net of federal income tax benefit	8,996	13,959
Tax-exempt interest income	(141,138)	(159,344)
Disallowed interest expense	12,723	15,905
Other, net	3,817	7,686
Total	$(19,113)	$52,130

It is the Company’s policy to recognize interest and penalties associated with uncertain tax positions as components of income taxes. The Company had analyzed the tax positions taken or expected to be taken in its tax returns and concluded that it has no liability related to uncertain tax positions. The federal and state tax returns are subject to examination for the years 2008, 2009 and 2010.